SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual periods ranges:

Years
Computers and peripheral equipment	3 - 5
Internal use software	3
Office furniture and equipment	4 - 14
Leasehold improvements	Over the lease term or the estimated useful life of the improvements, whichever is shorter

	December 31,
	2024	2023
Cost:
Computers and peripheral equipment	$67,260	$249,677
Internal use software	301,632	309,383
Office furniture and equipment	3,663	3,148
Leasehold improvements	28,616	41,897
	401,171	604,105
Accumulated depreciation:
Computers and peripheral equipment	19,017	204,631
Internal use software	175,660	194,262
Office furniture and equipment	758	78
Leasehold improvements	20,444	30,720
	215,879	429,691
Depreciated cost	$185,292	$174,414

Schedule of Other Intangible Assets Depreciation Rates
Other intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual periods ranges:

Years
Core technology	3 – 8
Customer relationships	1 – 9
Trademarks	1 – 12
Customer backlog	3

Schedule of Accumulated Other Comprehensive Income, Net
The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(4,086)	$933	$(55,957)	$(59,110)
Other comprehensive income (loss) before reclassifications	919	(3,621)	(13,355)	(16,057)
Amounts reclassified from accumulated other comprehensive income (loss)	(423)	4,520	—	4,097
Net current-period other comprehensive income (loss)	496	899	(13,355)	(11,960)
Ending balance	$(3,590)	$1,832	$(69,312)	$(71,070)

	Year ended December 31, 2023
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(34,386)	$(7,102)	$(69,767)	$(111,255)
Other comprehensive income (loss) before reclassifications	18,029	(5,300)	13,810	26,539
Amounts reclassified from accumulated other comprehensive income	12,271	13,335	—	25,606
Net current-period other comprehensive income	30,300	8,035	13,810	52,145
Ending balance	$(4,086)	$933	$(55,957)	$(59,110)

	Year ended December 31, 2022
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(1,486)	$3,932	$(42,185)	$(39,739)
Other comprehensive loss before reclassifications	(33,319)	(18,223)	(27,582)	(79,124)
Amounts reclassified from accumulated other comprehensive income	419	7,189	—	7,608
Net current-period other comprehensive loss	(32,900)	(11,034)	(27,582)	(71,516)
Ending balance	$(34,386)	$(7,102)	$(69,767)	$(111,255)